Exchangeable Securities - Narrative (Details) - Brookfield Renewable Partners - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended	25 Months Ended
	Dec. 12, 2022	Mar. 22, 2019	Dec. 31, 2022	May 01, 2021
Disclosure of detailed information about borrowings [line items]
Ownership interests				9.00%
Aggregate common shares (shares)			35,456,023
Issued and outstanding common shares (shares)			13.20%
Investment Agreement
Disclosure of detailed information about borrowings [line items]
Proceeds on sale of facilities		$ 750
Dividend declared	$ 7
Fixed rate	1.764%
Investment Agreement | Minimum ownership interest threshold
Disclosure of detailed information about borrowings [line items]
Ownership interests			8.50%
Investment Agreement | Hydro | Ownership interest, less than, threshold
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Investment Agreement | Hydro | Top up option for ownership interest percentage, 20 day VWAP is not less than $14 per share
Disclosure of detailed information about borrowings [line items]
Additional proportion of ownership interests			10.00%
Investment Agreement | Hydro | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Investment Agreement | Hydro | Ownership interest threshold exceeded
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Investment Agreement | Maximum | Hydro
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Investment Agreement | Maximum | Hydro | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Weighted average share price (in CAD per shares)			$ 17
Investment Agreement | Minimum | Hydro | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Weighted average share price (in CAD per shares)			$ 14